RECENT ACCOUNTING PRONOUNCEMENTS	3 Months Ended
Nov. 30, 2016
RECENT ACCOUNTING PRONOUNCEMENTS:
RECENT ACCOUNTING PRONOUNCEMENTS	2. RECENT ACCOUNTING PRONOUNCEMENTS Recent pronouncements with future effective dates are either not applicable or are not expected to be significant to the financial statement of the Company.